ACCOUNTS RECEIVABLE AND OTHER (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current:
Accounts receivable(1)	$ 345	$ 356
Prepayments & other assets	49	34
Total current	394	390
Non-current:
Other assets	101	89
Total non-current	101	89
Brazil
Current:
Accounts receivable(1)	$ 185	$ 214